Stock-Based Compensation - Restricted Stock Unit Activity (Details) - RSUs - $ / shares		12 Months Ended
	Sep. 14, 2018	Dec. 31, 2018
Number of RSUs
Unvested, beginning (in shares)		0
Granted (in shares)	374,052	449,050
Vested (in shares)		0
Forfeited (in shares)		0
Unvested, ending (in shares)		449,050
Weighted Average Grant-Date Fair Value Per Share
Unvested, beginning (usd per share)		$ 0.00
Granted (usd per share)		10.37
Vested (usd per share)		0.00
Forfeited (usd per share)		0.00
Unvested, ending (usd per share)		$ 10.37